TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Distributions to Shareholders                                  9
         Independent Auditors' Report                                  10
         Portfolio of Investments                                      11
         Notes to Portfolio of Investments                             21
         Statement of Assets and Liabilities                           22
         Statement of Operations                                       23
         Statements of Changes in Net Assets                           24
         Notes to Financial Statements                                 25








IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA AGGRESSIVE GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.














USAA FAMILY OF FUNDS SUMMARY

         FUND                                    MINIMUM
       TYPE/NAME           VOLATILITY           INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
 Aggressive Growth         Very high              $3,000
 Emerging Markets          Very high               3,000
 First Start Growth
  (Registered Trademark)   Moderate to high        3,000
 Gold                      Very high               3,000
 Growth                    Moderate to high        3,000
 Growth & Income           Moderate                3,000
 International             Moderate to high        3,000
 S&P 500(Registered
  Trademark)Index          Moderate                3,000
 Science & Technology      Very high               3,000
 Small Cap Stock           Very high               3,000
 World Growth              Moderate to high        3,000
-------------------------------------------------------------
ASSET ALLOCATION
-------------------------------------------------------------
 Balanced Strategy         Moderate               $3,000
 Cornerstone Strategy      Moderate                3,000
 Growth and Tax
  Strategy                 Moderate                3,000
 Growth Strategy           Moderate to high        3,000
 Income Strategy           Low to moderate         3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
 GNMA(Registered
  Trademark)               Low to moderate        $3,000
 High-Yield
  Opportunities            High                    3,000
 Income                    Moderate                3,000
 Income Stock              Moderate                3,000
 Intermediate-Term
  Bond                     Low to moderate         3,000
 Short-Term Bond           Low                     3,000
-------------------------------------------------------------
INCOME -TAX EXEMPT
-------------------------------------------------------------
 Long-Term                 Moderate               $3,000
 Intermediate-Term         Low to moderate         3,000
 Short-Term                Low                     3,000
 State Bond Income         Moderate                3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
 Money Market              Very low               $3,000
 Tax Exempt
  Money Market             Very low                3,000
 Treasury Money
  Market Trust
  (Registered Trademark)   Very low                3,000
 State Money Market        Very low                3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.










MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

--------------------------------------------------------------------------------
SO FAR 2000 HAS BEEN AN UNINSPIRING INVESTMENT YEAR. LOOKING AT VARIOUS MARKET AVERAGES, AN INVESTOR SEES MARKETS THAT ARE CLOSE TO ZERO RETURN, SLIGHTLY DOWN OR SLIGHTLY UP.
--------------------------------------------------------------------------------

The biggest attention-grabber among indices is the Dow Jones Utilities. As reported August 20 in THE NEW YORK TIMES, for the 2000 calendar year it is up 27.53%! If anyone predicted that, I missed it.

Years like this for the broad averages are, in a way, predictable. We know that the S&P 500 Index, for instance, is not likely to take a sudden quantum leap and begin to average 30% return per year. I believe it possibly will return somewhere around 12%. (Please note I am surmising, not guaranteeing.) Another interesting thing about the year 2000 is the number of actively managed funds that are outperforming index funds.

Markets must take breathers like this. Such a pause allows the valuations of securities to become more normal. That means that the relationship of, for instance, a company's earnings per share to the price of a share becomes less extreme. This, in turn, could ultimately allow the expected returns on stocks to resume.

A family of mutual funds has the potential to make this kind of a period easier. Ideally, you can build an asset allocation to express your risk tolerance. Many fixed-income fund returns look very good in a year like this. And even if you don't build such a portfolio, a fund family makes it easy to retreat to safety because of the availability of bond and money market funds.

As you probably know, I am a strong proponent of asset allocation to build a portfolio you can live with. That's because somewhere down the road this market will ignite, and when it does you want to be sure you are there.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.









INVESTMENT REVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE:  Capital appreciation.

TYPES OF INVESTMENTS: Invests principally in equity securities of companies with the prospect of rapidly growing earnings.

--------------------------------------------------------------------------------
                                                 7/31/99            7/31/00
--------------------------------------------------------------------------------
 Net Assets                                 $1,029.3 Million    $1,981.7 Million
 Net Asset Value Per Share                       $38.23             $56.35
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00
--------------------------------------------------------------------------------
             1 YEAR                 5 YEARS                  10 YEARS
             56.71%                 27.65%                    21.03%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.






                    CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund, the S&P 500 Index, the Russell 2000 (Registered Trademark) Index, and the Lipper Small Cap Funds Average for the period of 07/31/1990 through 07/31/2000. The data points from the graph are as follows:

                  USAA
               AGGRESSIVE      S&P 500         RUSSELL       LIPPER SMALL CAP
              GROWTH FUND       INDEX        2000 INDEX         FUNDS AVERAGE
              -----------     ---------      ----------      ----------------

07/31/90        $10,000        $10,000         $10,000            $10,000
01/31/91         10,027          9,839           9,052             10,484
07/31/91         12,054         11,273          10,971             12,648
01/31/92         14,681         12,068          13,106             15,340
07/31/92         12,366         12,712          12,562             14,173
01/31/93         14,023         13,343          14,841             16,822
07/31/93         13,405         13,820          15,508             17,408
01/31/94         15,373         15,057          17,601             19,796
07/31/94         13,264         14,532          16,223             18,128
01/31/95         14,533         15,136          16,543             19,049
07/31/95         19,894         18,320          20,276             23,758
01/31/96         22,366         20,982          21,498             25,207
07/31/96         24,103         21,353          21,676             26,253
01/31/97         27,356         26,506          25,572             30,764
07/31/97         28,925         32,480          28,915             34,518
01/31/98         28,382         33,636          30,193             35,408
07/31/98         30,055         38,750          29,583             36,007
01/31/99         38,295         44,571          30,294             36,895
07/31/99         43,022         46,579          31,776             39,931
01/31/00         67,765         49,180          35,669             52,087
07/31/00         67,418         50,755          36,150             54,256

DATA FROM 7/31/90 THROUGH 7/31/00



THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA AGGRESSIVE GROWTH FUND TO THE S&P 500 INDEX, THE BROAD-BASED RUSSELL 2000(REGISTERED TRADEMARK) INDEX, AND THE LIPPER SMALL CAP FUNDS AVERAGE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX. THE RUSSELL 2000 IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(REGISTERED TRADEMARK) INDEX. THE LIPPER SMALL CAP FUNDS AVERAGE IS AN AVERAGE OF ALL THE SMALL-CAP FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.










MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS, ERIC M. EFRON, CFA, AND JOHN K. CABELL, JR., CFA, APPEARS HERE.]

MARKET CONDITIONS

During the year that ended on July 31, 2000, U.S. equity markets in general encountered high levels of volatility. The year started off on an encouraging note. Buoyed by strong earnings reports, encouraged by a heady market for initial public offerings (IPOs), and infatuated with the NEW ECONOMY, growth stock prices moved up sharply between August 1, 1999, and early March 2000, while value stocks lagged. A series of interest-rate hikes by the Federal Reserve (the Fed) seemed not to matter. Technology stocks, particularly Internet-related ones, led the charge upward, joined by biotech and communications equities. As a result, valuations reached unsustainable levels. In this highly charged environment, long-discredited small-market-capitalization equities were particularly strong.

In early March 2000, however, there was a sea change in investor psychology. Internet stocks, particularly the dot-coms in the business-to-consumer space, started to show evidence that their business models might not work. Prices of IPOs and secondary offerings began to soften. Questions arose regarding the ownership of intellectual property in the genome and biotech areas. Rising prices at the gas pump fueled fears of inflation. The Fed continued to boost interest rates to slow the economy, and this time people took notice. The confluence of these factors prompted investors to sell stocks aggressively, which led to a dramatic drop in equity valuations and prices that lasted well into April. Between March 10, when it peaked at 614.16 on an intraday basis, and April 17, when bearish sentiment dragged it down to its calendar 2000 year-to-date low (441.56, intraday), the Russell 2000 Index plummeted 28.1%. The peak-to-trough decline for the NASDAQ Composite was even more extreme, 40.7%. The movement was especially violent in the technology, biotech, and communications areas that had been so strong earlier in the year.

Between late April and early July, fears over the issues listed on the previous page subsided, and U.S. equity markets staged a recovery, but it was not strong enough to offset the damage of the preceding months. In July, stock prices in general retreated once again, although not as much as they had in March and April.

Even after all of this volatility, all of the major stock market indices that we follow generated positive returns for the year ending July 31, 2000, although they closed considerably below their annual highs. The large-cap-oriented Dow Jones 30 Industrials and the S&P 500 Index were up 0.30% and 8.97%, respectively. The technology-rich NASDAQ led the pack, up 42.77%. The small-cap-intensive Russell 2000 and the S&P SmallCap 600 filled the middle ground, generating positive total returns -- 13.77% and 12.57%, respectively.

PERFORMANCE

The USAA Aggressive Growth Fund participated fully in the volatility discussed above. For the 12 months ended July 31, 2000, it generated a total return of 56.71%, outperforming all of the major stock market indicators that we follow. As of July 31, 2000, 14% of the Fund's total return came from our participation in IPOs.

PORTFOLIO STRATEGY

The USAA Aggressive Growth Fund's strategy remains unchanged. It continues to focus on the following three factors:

CHANGE. We invest in innovative companies that are well positioned to take advantage of long-term trends that transform our economy and society. It is our firm belief that companies that embrace change, and even initiate it, have much better prospects for survival, success, and growth than those that resist it. We think that some of today's most significant changes are occurring in industries such as the Internet, broadband and wireless communications, and genome sciences. Therefore, these are major areas of emphasis for our investments.

SPEED. Earnings are the ultimate builders of value. Over the long term, there is a direct correlation between rates of earnings growth and stock price appreciation, in our analysis. With this in mind, we invest exclusively in companies that have rapidly growing earnings or the prospect thereof. We are not interested in stocks that have modest valuations if the potential for rapid growth is lacking. We are more interested in whether the companies underlying our investments will be much larger and more profitable in the future. The stocks of most of the companies that meet our criteria for change and speed are in the small- and mid-market-capitalization ranges, and this is reflected in our portfolio. Nevertheless, there are some large companies such as Cisco Systems and Home Depot that have remained innovative and rapidly growing, and we have not hesitated to include their stocks in the Fund. This is an all-cap fund, not a small-cap one.

BEING EARLY. We believe that the most lucrative time to invest in emerging trends and companies is before they become widely known. By the time the investment community at large discovers these opportunities, much of their investment potential has been realized. To get in early, we invest in IPOs and companies with short trading histories. At no time, however, do IPOs account for a major part of the Fund's total assets or potential investment returns.

Within this strategic framework, we made two meaningful shifts in the portfolio during the year that ended on July 31, 2000:

We eliminated our holdings in personal-computer-related stocks such as Dell Computer, Microsoft, and Intel. Although these stocks represent great companies with bright futures, we feel the personal-computer phenomenon has begun to mature and that more exciting growth opportunities lie elsewhere. We used the proceeds from these sales to increase our exposure in newer, fresher areas of growth such as data networking, broadband and wireless communications, and business-to-business commerce.

We sold some of our more speculative holdings and used the cash from these sales to establish and enhance positions in what we consider to be higher-quality companies with greater leadership potential. Recent purchases include Active Software, Portal Software, Akamai Technologies, Juniper Networks, Redback Networks, Extreme Networks, Brocade Communications Systems, GlobeSpan, Commerce One, and Ariba. The prices and valuations of these stocks had come down sharply to more affordable levels in the March-May correction, and presented opportunities that we felt we could not afford to forgo. We felt that when investors renewed their interest in small- and mid-cap growth stocks in the technology area, they would buy the quality names first, and we wanted to be there beforehand to take full advantage of the change in sentiment. In the aggregate, these purchases helped the Fund participate fully in the June recovery, and will have the potential to contribute favorably to future performance, in our opinion.

OUTLOOK

The performance of the USAA Aggressive Growth Fund during the stock market correction earlier this year serves as a stark reminder that funds of its type are very volatile. This is a risk that investors should be aware of at all times. The long-term growth prospects for the stocks in the Fund look good. The stocks that we have invested in usually carry a high valuation. This should not be a problem so long as the underlying companies realize their perceived growth potential, interest rates behave, and other disruptive events remain at a manageable level. Because this is not a perfect world, however, we think that equity markets will continue to encounter air pockets. Although we are optimistic about the long-term success of our investment journey, we urge our investors to keep their seat belts fastened.


REFER TO PAGE 4 FOR THE RUSSELL 2000 DEFINITION.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P SMALLCAP 600 INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
11-20.









----------------------------------------   -------------------------------------
        TOP 10 EQUITY HOLDINGS                       TOP 10 INDUSTRIES
          (% OF NET ASSETS)                          (% OF NET ASSETS)
----------------------------------------   -------------------------------------
Applied Micro Circuits Corp.         4.5   Biotechnology                    15.9
Verisign, Inc.                       4.1   Electronics - Semiconductors     11.6
Metromedia Fiber Network, Inc. "A"   3.2   Communication Equipment           8.3
Med Immune, Inc.                     2.7   Computer Software & Service       7.1
Sepracor, Inc.                       2.7   Telephones                        6.2
JDS Uniphase Corp.                   2.5   Drugs                             6.1
Immunex Corp                         2.1   Internet Services                 4.6
Genentech, Inc.                      1.9   Computer - Networking             3.6
IDEC Pharmaceuticals Corp.           1.9   Electrical Equipment              2.6
TranSwitch Corp.                     1.8   Finance - Diversified             2.5
----------------------------------------   -------------------------------------

YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
11-20.














DISTRIBUTIONS TO SHAREHOLDERS

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2000. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2001.

                     Ordinary income                $ .5239  *
                     Long-term capital gains         1.7826
                                                    -------
                        Total                       $2.3065
                                                    =======

3.34% of ordinary income distributions qualify for deduction by corporations.


* INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.










INDEPENDENT AUDITORS' REPORT

KPMG

The Shareholders and Board of Directors

USAA AGGRESSIVE GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Aggressive Growth Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Aggressive Growth Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            KPMG LLP

San Antonio, Texas
September 1, 2000










USAA AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 2000

                                                                        MARKET
    NUMBER                                                              VALUE
  OF SHARES                  SECURITY                                   (000)
--------------------------------------------------------------------------------
                        COMMON STOCKS (96.1%)

            AEROSPACE/DEFENSE (0.7%)
  425,000   AAR Corp.                                                 $    5,100
  110,000   HEICO Corp. "A"                                                1,760
  200,000   Triumph Group, Inc.*                                           6,125
--------------------------------------------------------------------------------
                                                                          12,985
--------------------------------------------------------------------------------
            AIR FREIGHT (1.4%)
  275,000   EGL, Inc.*                                                     7,889
  300,000   Forward Air Corp.*                                            13,538
  100,000   United Parcel Service "B"*                                     5,875
--------------------------------------------------------------------------------
                                                                          27,302
--------------------------------------------------------------------------------
            AIRLINES (0.4%)
  100,000   Atlantic Coast Airlines Holdings, Inc.*                        3,687
  155,000   Midwest Express Holdings, Inc.*                                3,643
--------------------------------------------------------------------------------
                                                                           7,330
--------------------------------------------------------------------------------
            AUTO PARTS (0.3%)
  400,000   Copart, Inc.*                                                  5,300
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (0.1%)
  150,000   Hamilton Bancorp, Inc.*                                        2,700
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.4%)
  130,000   Beringer Wine Estates Holdings, Inc. "B"*                      4,777
  100,000   Robert Mondavi Corp. "A"*                                      3,125
--------------------------------------------------------------------------------
                                                                           7,902
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (15.9%)
   18,600   Aclara Biosciences, Inc.*                                        781
  100,000   Affymetrix, Inc.*                                             13,655
   18,200   Discovery Partners International, Inc.*                          328
  150,000   Diversa Corp.*                                                 5,400
  250,000   Genentech, Inc.*                                              38,031
  120,000   Genzyme Corp.*                                                 8,332
  150,000   Human Genome Sciences, Inc.*                                  18,122
  300,000   IDEC Pharmaceuticals Corp.*                                   36,844
   18,200   Illumina, Inc.*                                                  637
  825,000   Immunex Corp.*                                                41,817
  121,000   Inhale Therapeutic Systems, Inc.*                              9,824
  110,000   Invitrogen Corp.*                                              6,903
   43,700   Luminex Corp.*                                                 1,584
  150,000   Maxygen, Inc.*                                                 9,300
  900,000   Med Immune, Inc.*                                             53,550
   50,000   Medarex, Inc.*                                                 3,644
  250,000   Millennium Pharmaceuticals, Inc.*                             24,062
  119,600   Sequenom, Inc.*                                                3,386
  350,000   Techne Corp.*                                                 34,956
   80,000   Transkaryotic Therapies, Inc.*                                 2,120
   54,600   Variagenics, Inc.*                                             1,106
--------------------------------------------------------------------------------
                                                                         314,382
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (1.8%)
  210,000   Clear Channel Communications, Inc.*                           15,999
   66,900   Entercom Communications Corp.*                                 2,597
  118,100   Infinity Broadcasting Corp.*                                   4,163
   80,400   Spanish Broadcasting Systems, Inc. "A"*                          894
   85,800   Univision Communications, Inc. "A"*                           10,661
   81,000   Wink Communications, Inc.*                                     1,985
--------------------------------------------------------------------------------
                                                                          36,299
--------------------------------------------------------------------------------
            CHEMICALS (0.3%)
  150,000   Symyx Technologies*                                            6,347
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.1%)
   45,600   Cabot Microelectronics Corp.*                                  2,143
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (8.3%)
    9,100   Accelerated Networks, Inc.*                                      218
  166,700   Advanced Fibre Communications, Inc.*                           7,147
  105,300   Airnet Communications Corp.*                                   2,922
   36,400   Airspan Networks, Inc.*                                          815
   17,750   Avanex Corp.*                                                  2,253
    3,500   Avici Systems, Inc.*                                             344
   37,000   Breezecom Ltd.*                                                1,304
   90,000   CIENA Corp.*                                                  12,791
   94,500   Clarent Corp.*                                                 4,052
    4,500   Corvis Corp.*                                                    371
  161,805   Digital Microwave Corp.*                                       4,399
  162,800   Ditech Communications Corp.*                                   7,794
   32,500   Efficient Networks, Inc.*                                      2,041
  485,800   Harmonic, Inc.*                                               11,447
  116,800   interWAVE Communications International, Ltd.*                  1,810
  415,376   JDS Uniphase Corp.*                                           49,066
  113,900   MCK Communications, Inc.*                                      2,065
  158,700   Metawave Communications Corp.*                                 4,295
  112,700   Netro Corp.*                                                   6,093
    6,800   New Focus, Inc.*                                                 683
   41,600   Next Level Communications, Inc.*                               3,733
   13,700   ONI Systems Corp.*                                             1,213
  105,800   Paradyne Networks, Inc.*                                       3,015
  132,600   PCTEL, Inc.*                                                   4,053
   87,700   Sierra Wireless, Inc.*                                         5,087
   21,000   Sonus Networks, Inc.*                                          3,915
   18,200   Sunrise Telecom, Inc.*                                           846
   31,800   Sycamore Networks, Inc.*                                       3,921
   33,500   Telaxis Communications Corp.*                                    639
  216,600   Terayon Communication Systems, Inc.*                          11,047
    9,100   Triton Network Systems, Inc.*                                    251
  103,800   UTStarcom, Inc.*                                               2,640
   68,400   Vyyo, Inc.*                                                    1,847
--------------------------------------------------------------------------------
                                                                         164,117
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.8%)
   36,100   Network Engines, Inc.*                                           997
  527,200   Sandisk Corp.*                                                33,609
--------------------------------------------------------------------------------
                                                                          34,606
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (3.6%)
   41,000   Brocade Communications Systems, Inc.*                          7,323
  440,400   Cisco Systems, Inc.*                                          28,819
   65,700   Extreme Networks, Inc.*                                        9,174
  117,600   Finisar Corp.*                                                 3,124
   29,700   Foundry Networks, Inc.*                                        2,430
   58,200   Juniper Networks, Inc.*                                        8,290
   36,800   Network Appliance, Inc.*                                       3,172
   61,200   Redback Networks, Inc.*                                        7,956
   10,700   Stratos Lightwave, Inc.*                                         401
--------------------------------------------------------------------------------
                                                                          70,689
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (7.1%)
   82,200   Active Software, Inc.*                                         4,685
  139,600   Bluestone Software, Inc.*                                      3,089
  101,000   BroadVision, Inc.*                                             3,655
  207,800   ClickSoftware Technologies Ltd.*                               1,013
   94,900   Commerce One, Inc.*                                            3,992
   63,300   Corio, Inc.*                                                   1,060
  136,400   Crossworlds Software, Inc.*                                    2,285
   90,700   HNC Software, Inc.*                                            4,002
   34,400   I2 Technologies, Inc.*                                         4,463
  108,800   Liberate Technologies, Inc.*                                   2,496
   26,600   Nuance Communications, Inc.*                                   3,734
   25,000   Numerical Technologies, Inc.*                                  1,166
   28,100   OpenTV Corp. "A"*                                              1,384
   69,500   OTG Software, Inc.*                                            2,319
   66,800   Phone.com, Inc.*                                               5,336
   83,600   Portal Software, Inc.*                                         4,210
   37,100   Primus Knowledge Solutions, Inc.*                                988
  112,200   Scientific Learning Corp.*                                       713
   91,200   Sequoia Software Corp.*                                        1,072
   54,600   Talarian Corp.*                                                  693
   22,800   Ulticom, Inc.*                                                   764
  159,100   ValiCert, Inc.*                                                1,750
  511,270   VeriSign, Inc.*                                               81,132
  115,100   Vignette Corp.*                                                3,899
   45,600   Virage, Inc.*                                                    749
--------------------------------------------------------------------------------
                                                                         140,649
--------------------------------------------------------------------------------
            DRUGS (6.1%)
  165,000   Alpharma, Inc. "A"                                            10,807
  100,000   Andrx Corp.*                                                   7,806
  300,000   Biovail Corp.*                                                17,400
  210,000   Elan Corp. plc ADR*                                           11,222
   70,000   Ivax Corp.*                                                    3,448
  390,000   Jones Pharma, Inc.                                            12,748
  127,500   King Pharmaceuticals, Inc.*                                    3,841
  500,000   Sepracor, Inc.*                                               52,875
--------------------------------------------------------------------------------
                                                                         120,147
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.6%)
   40,000   Capstone Turbine Corp.*                                        2,200
  273,200   DDI Corp.*                                                     6,010
  293,200   Flextronics International Ltd.*                               20,758
  115,000   Manufacturers Services Ltd.*                                   2,674
  151,074   Sanmina Corp.*                                                14,031
   56,800   SMTC Corp.*                                                    1,026
  341,800   Viasystems Group, Inc.*                                        5,618
--------------------------------------------------------------------------------
                                                                          52,317
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (11.6%)
  596,800   Applied Micro Circuits Corp.*                                 89,072
  125,500   ARM Holdings plc*                                              4,306
   40,900   Centillium Communications, Inc.*                               3,317
   73,900   Exar Corp.*                                                    6,859
   66,400   GlobeSpan, Inc.*                                               7,499
  163,800   Insilicon, Inc.*                                               2,774
   45,700   Intersil Holding Corp.*                                        2,619
   18,400   Marvell Technology Group Ltd.*                                   841
  140,000   Metalink Ltd.*                                                 3,168
  216,000   MMC Networks, Inc.*                                           10,678
   45,000   Parthus Technologies plc ADR*                                  1,353
   66,000   Quantum Effect Devices, Inc.*                                  4,913
   13,400   Silicon Image, Inc.*                                             710
    7,400   Silicon Laboratories, Inc.*                                      426
   45,500   Stanford Microdevices, Inc.*                                   1,917
  438,975   TranSwitch Corp.*                                             35,063
  711,600   Triquint Semiconductor, Inc.*                                 27,263
   91,400   Virata Corp.*                                                  5,850
  358,000   Vitesse Semiconductor Corp.*                                  21,346
--------------------------------------------------------------------------------
                                                                         229,974
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.6%)
   36,400   Lexent, Inc.*                                                    969
  225,000   Quanta Services, Inc.*                                        10,294
--------------------------------------------------------------------------------
                                                                          11,263
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.7%)
  181,100   Cymer, Inc.*                                                   8,217
  113,700   PRI Automation, Inc.*                                          5,188
--------------------------------------------------------------------------------
                                                                          13,405
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.6%)
  150,000   Metris Companies, Inc.                                         4,397
  300,000   NCO Group, Inc.*                                               7,425
--------------------------------------------------------------------------------
                                                                          11,822
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.3%)
  120,000   Heller Financial, Inc. "A"*                                    2,880
   70,000   SEI Investments Co.*                                           3,833
--------------------------------------------------------------------------------
                                                                           6,713
--------------------------------------------------------------------------------
            FOODS (0.6%)
  150,000   American Italian Pasta Co. "A"*                                2,962
  200,000   Suiza Foods Corp.*                                             9,275
--------------------------------------------------------------------------------
                                                                          12,237
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (0.8%)
  252,500   Accredo Health, Inc.*                                          8,333
  120,000   ICON plc ADR*                                                  2,175
  152,200   Professional Detailing, Inc.*                                  5,631
--------------------------------------------------------------------------------
                                                                          16,139
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (1.2%)
  375,000   Express Scripts, Inc. "A"*                                    24,094
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (1.6%)
  200,000   Advance Paradigm, Inc.*                                        4,937
  100,000   eBenX, Inc.*                                                   2,212
  270,000   Omnicare, Inc.                                                 2,616
  330,000   Orthodontic Centers of America, Inc.*                          8,539
  150,000   Priority Healthcare Corp. "B"*                                 8,044
  250,000   Renal Care Group, Inc.*                                        5,797
--------------------------------------------------------------------------------
                                                                          32,145
--------------------------------------------------------------------------------
            HOME FURNISHINGS & APPLIANCES (0.5%)
  350,000   Ethan Allen Interiors, Inc.                                    8,925
--------------------------------------------------------------------------------
            HOSPITALS (0.3%)
  150,000   Province Healthcare Co.*                                       6,431
--------------------------------------------------------------------------------
            HOUSEWARES (0.1%)
  125,000   Yankee Candle Co., Inc.*                                       2,609
--------------------------------------------------------------------------------
            INTERNET SERVICES (4.6%)
   11,400   724 Solutions, Inc.*                                             382
   52,500   Akamai Technologies, Inc.*                                     4,140
   59,300   Ariba, Inc.*                                                   6,875
   54,800   Be Free, Inc.*                                                   281
   10,600   Blue Martini Software, Inc.*                                     630
   65,000   CareInsite, Inc.*                                              1,073
   45,600   Click Commerce, Inc.*                                          1,434
   56,697   CMGI, Inc.*                                                    2,147
  127,600   Cysive, Inc.*                                                  3,062
   54,600   Data Return Corp.*                                             1,399
  101,800   Digex, Inc.*                                                   6,420
  128,300   Digital Island, Inc.*                                          3,681
  364,500   divine interVentures, Inc.*                                    3,189
  144,000   Entrust Technologies, Inc.*                                    4,113
  227,500   Evoke Communications, Inc.*                                    1,820
   40,200   Freemarkets, Inc.*                                             1,932
   91,500   GoAmerica, Inc.*                                               1,075
   80,500   homestore.com, Inc.*                                           2,817
   45,500   i3 Mobile, Inc.*                                                 603
  161,300   Ibeam Broadcasting Corp.*                                      1,986
   79,400   Infospace, Inc.*                                               2,680
  101,500   InterNAP Network Services Corp.*                               3,462
   82,600   Internet Capital Group, Inc.*                                  2,793
  228,409   Internet Pictures Corp.*                                       2,527
  208,300   Loudeye Technologies, Inc.*                                    2,981
   67,500   MyPoints.com, Inc.*                                              953
   36,600   Navisite, Inc.*                                                1,485
  204,100   Netcentives, Inc.*                                             2,564
  318,600   Promotions.com, Inc.*                                          1,653
  104,100   PurchasePro.com, Inc.*                                         4,060
   36,500   Register.com, Inc.*                                              989
   53,300   Retek, Inc.*                                                   1,639
   61,700   Selectica, Inc.*                                               3,193
   10,700   StorageNetworks, Inc.*                                         1,168
  177,900   Tumbleweed Communications Corp.*                               8,005
  205,100   Viador, Inc.*                                                  2,179
--------------------------------------------------------------------------------
                                                                          91,390
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.3%)
  220,000   Knight Trading Group, Inc.*                                    5,844
--------------------------------------------------------------------------------
            LODGING/HOTEL (0.7%)
  200,000   Four Seasons Hotels, Inc.                                     14,025
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.2%)
  203,600   Caliper Technologies Corp.*                                   11,198
  123,200   Charles River Laboratories International*                      3,719
  150,000   Henry Schein, Inc.*                                            2,110
  200,000   SciQuest.com, Inc.*                                            1,956
  250,000   Sybron Corp.*                                                  5,203
--------------------------------------------------------------------------------
                                                                          24,186
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (1.6%)
  100,000   Carbo Ceramics, Inc.*                                          3,463
  100,000   Cooper Cameron Corp.*                                          6,462
  260,000   Grant Prideco, Inc.*                                           5,233
  120,000   Smith International, Inc.*                                     8,565
  121,125   Varco International, Inc.*                                     2,089
  130,000   Weatherford International, Inc.*                               5,208
--------------------------------------------------------------------------------
                                                                          31,020
--------------------------------------------------------------------------------
            PERSONAL CARE (0.4%)
  200,000   Estee Lauder Companies, Inc. "A"                               8,800
--------------------------------------------------------------------------------
            RESTAURANTS (0.9%)
   80,400   Krispy Kreme Doughnuts, Inc.*                                  5,467
  175,000   P. F. Chang's China Bistro, Inc.*                              5,152
  300,000   Papa John's International, Inc.*                               7,144
--------------------------------------------------------------------------------
                                                                          17,763
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (1.2%)
  140,000   Fastenal Co.                                                   8,645
  300,000   Home Depot, Inc.                                              15,525
--------------------------------------------------------------------------------
                                                                          24,170
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (1.3%)
  600,000   Dollar Tree Stores, Inc.*                                     25,537
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.1%)
  225,000   Wild Oats Markets, Inc.*                                       2,278
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (0.3%)
  200,000   Costco Wholesale Corp.*                                        6,513
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (2.1%)
  420,000   99 Cents Only Stores*                                         18,086
   50,000   Bed Bath & Beyond, Inc.*                                       1,841
  330,000   Cost Plus, Inc.*                                              10,993
  100,000   Tuesday Morning Corp.*                                           972
  250,000   Williams-Sonoma, Inc.*                                         9,687
--------------------------------------------------------------------------------
                                                                          41,579
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.5%)
  300,000   Abercrombie & Fitch Co. "A"*                                   4,819
  200,000   Chico's FAS, Inc.*                                             5,900
--------------------------------------------------------------------------------
                                                                          10,719
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.6%)
  100,000   Barra, Inc.*                                                   5,806
  300,000   MSC Industrial Direct Co. "A"*                                 5,456
--------------------------------------------------------------------------------
                                                                          11,262
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.5%)
  126,100   Checkfree Holdings Corp.*                                      7,661
   81,096   MedQuist, Inc.*                                                1,743
--------------------------------------------------------------------------------
                                                                           9,404
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (2.4%)
   22,700   Aether Systems, Inc.*                                          3,778
  137,800   Alamosa PCS Holdings, Inc.*                                    2,756
  264,100   Dobson Communications Corp. "A"*                               5,777
  233,500   Microcell Telecommunications, Inc. "B"*                        7,428
   72,800   Nextel Partners, Inc. "A"*                                     2,298
   92,300   Powertel, Inc.*                                                8,295
  105,000   Tritel, Inc.*                                                  3,268
    9,100   Triton PCS Holdings, Inc. "A"*                                   457
  172,900   UbiquiTel, Inc.*                                               1,751
  183,200   US Unwired, Inc. "A"*                                          2,611
  172,700   Western Wireless Corp. "A"*                                    9,498
--------------------------------------------------------------------------------
                                                                          47,917
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.9%)
  110,400   CapRock Communications Corp.*                                    676
  249,200   ITC DeltaCom, Inc.*                                            4,190
   53,000   Level 3 Communications, Inc.*                                  3,627
  105,800   Startec Global Communications Corp.*                           1,071
   33,800   Tycom Ltd.*                                                    1,152
   93,500   Universal Access, Inc.*                                        2,583
  144,000   Williams Communications Group*                                 3,888
--------------------------------------------------------------------------------
                                                                          17,187
--------------------------------------------------------------------------------
            TELEPHONES (6.2%)
   64,700   Allegiance Telecom, Inc.*                                      3,595
  106,500   Choice One Communications, Inc.*                               3,009
   81,450   Covad Communications Group, Inc.*                              1,344
  105,400   Cypress Communications, Inc.*                                    514
   90,600   Focal Communications Corp.*                                    3,363
  285,700   GT Group Telecom, Inc. "B"*                                    4,660
   97,000   Intermedia Communications, Inc.*                               1,710
  276,600   McLeod USA, Inc.*                                              4,685
1,832,000   Metromedia Fiber Network, Inc. "A"*                           64,349
  135,600   Network Access Solutions Corp.*                                1,356
  350,800   NEXTLINK Communications, Inc. "A"*                            11,598
  281,900   Northeast Optic Network, Inc.*                                11,857
   96,600   Teligent, Inc. "A"*                                            1,872
   48,500   Time Warner Telecom, Inc. "A"*                                 3,004
  202,500   Winstar Communications, Inc.*                                  6,126
--------------------------------------------------------------------------------
                                                                         123,042
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (0.2%)
  110,000   Columbia Sportswear Co.*                                       4,029
   97,600   Cutter and Buck, Inc.*                                           842
--------------------------------------------------------------------------------
                                                                           4,871
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.3%)
  300,000   Waste Connections, Inc.*                                       6,075
--------------------------------------------------------------------------------
            Total common stocks (cost: $981,993)                       1,904,554
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT
   (000)
------------
                    MONEY MARKET INSTRUMENTS (3.6%)

            COMMERCIAL PAPER
 $ 43,077   General Electric Capital Corp., 6.46%, 8/02/2000              43,069
   29,230   Household Finance Corp., 6.45%, 8/01/2000                     29,230
--------------------------------------------------------------------------------
            Total money market instruments (cost: $72,299)                72,299
--------------------------------------------------------------------------------
            Total investments (cost: $1,054,292)                      $1,976,853
================================================================================










USAA AGGRESSIVE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2000


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 5.0% of net assets at July 31, 2000.

ADR - American Depositary Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

* Non-income producing.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JULY 31, 2000


ASSETS
   Investments in securities, at market value
     (identified cost of $1,054,292)                               $ 1,976,853
   Cash                                                                  1,468
   Receivables:
      Capital shares sold                                                2,160
      Dividends                                                             56
      Securities sold                                                   13,141
                                                                   -----------
         Total assets                                                1,993,678
                                                                   -----------

LIABILITIES
   Securities purchased                                                  9,241
   Capital shares redeemed                                               1,767
   USAA Investment Management Company                                      622
   USAA Transfer Agency Company                                            161
   Accounts payable and accrued expenses                                   213
                                                                   -----------
         Total liabilities                                              12,004
                                                                   -----------
            Net assets applicable to capital shares outstanding    $ 1,981,674
                                                                   ===========

REPRESENTED BY:
   Paid-in capital                                                 $   992,757
   Accumulated net realized gain on investments                         66,356
   Net unrealized appreciation of investments                          922,561
                                                                   -----------
            Net assets applicable to capital shares outstanding    $ 1,981,674
                                                                   ===========
   Capital shares outstanding                                           35,168
                                                                   ===========
   Authorized shares of $.01 par value                                  55,000
                                                                   ===========
   Net asset value, redemption price, and offering price per share $     56.35
                                                                   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED JULY 31, 2000


Net investment loss:
   Income:
      Dividends (net of foreign taxes withheld of $2)                 $     564
      Interest                                                            2,355
                                                                      ---------
         Total income                                                     2,919
                                                                      ---------
   Expenses:
      Management fees                                                     5,823
      Transfer agent's fees                                               2,842
      Custodian's fees                                                      253
      Postage                                                               446
      Shareholder reporting fees                                             93
      Directors' fees                                                         4
      Registration fees                                                     265
      Professional fees                                                      63
      Other                                                                  19
                                                                      ---------
         Total expenses                                                   9,808
                                                                      ---------
            Net investment loss                                          (6,889)
                                                                      ---------
Net realized and unrealized gain on investments:
   Net realized gain                                                     71,550
   Change in net unrealized appreciation/depreciation                   512,148
                                                                      ---------
            Net realized and unrealized gain                            583,698
                                                                      ---------
Increase in net assets resulting from operations                      $ 576,809
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











USAA AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED JULY 31,


                                                         2000         1999
                                                   ----------------------------
From operations:
   Net investment loss                              $   (6,889)   $   (4,500)
   Net realized gain on investments                     71,550        65,690
   Change in net unrealized
      appreciation/depreciation of investments         512,148       248,390
                                                   ----------------------------
      Increase in net assets resulting from
         operations                                    576,809       309,580
                                                   ----------------------------
Distributions to shareholders from:
   Net realized gains                                  (63,031)      (91,693)
                                                   ----------------------------
From capital share transactions:
   Proceeds from shares sold                           872,964       321,840
   Reinvested dividends                                 62,318        90,620
   Cost of shares redeemed                            (496,668)     (337,515)
                                                   ----------------------------
      Increase in net assets from capital share
         transactions                                  438,614        74,945
                                                   ----------------------------
Net increase in net assets                             952,392       292,832
Net assets:
   Beginning of period                               1,029,282       736,450
                                                   ----------------------------
   End of period                                    $1,981,674    $1,029,282
                                                   ============================
Change in shares outstanding:
   Shares sold                                          15,842        10,648
   Shares issued for dividends reinvested                1,708         4,176
   Shares redeemed                                      (9,303)      (11,190)
                                                   ----------------------------
      Increase in shares outstanding                     8,247         3,634
                                                   ============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease accumulated undistributed net investment loss by $6,889,000, decrease accumulated net realized gain on investments by $3,268,000, and decrease paid-in capital by $3,621,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of  securities,  excluding  short-term
securities,   for  the  year  ended  July  31,  2000,  were   $841,735,000   and
$521,192,000, respectively.

Gross unrealized appreciation and depreciation of investments as of July 31, 2000, were $1,028,820,000 and $106,259,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to .50% of the first $200 million, .40% of that portion over $200 million but not over $300 million, and .33% of the portion over $300 million.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C.  UNDERWRITING SERVICES - The Manager  provides  exclusive  underwriting   and
distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                                                       YEAR ENDED JULY 31,
                             ----------------------------------------------------------------------
                                 2000           1999           1998           1997           1996
                             ----------------------------------------------------------------------

Net asset value at
   beginning of period       $    38.23     $    31.62     $    32.82     $    27.88     $    24.49
Net investment loss                (.22)(a)       (.17)(a)       (.12)(a)       (.14)(a)       (.12)(a)
Net realized and
   unrealized gain                20.65          10.77           1.26           5.65           5.12
Distributions of realized
   capital gains                  (2.31)         (3.99)         (2.34)          (.57)         (1.61)
                             ----------------------------------------------------------------------
Net asset value at
   end of period             $    56.35     $    38.23     $    31.62     $    32.82     $    27.88
                             ======================================================================
Total return (%)*                 56.71          43.14           3.91          20.00          21.16
Net assets at end of
   period (000)              $1,981,674     $1,029,282     $  736,450     $  753,984     $  607,437
Ratio of expenses to
   average net assets (%)           .60            .72            .71            .74            .74
Ratio of net investment
   loss to average
   net assets (%)                  (.42)          (.55)          (.38)          (.47)          (.42)
Portfolio turnover (%)            33.07          35.18          83.32          57.15          43.75


 *  ASSUMES REINVESTMENT OF ALL CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.
(a) CALCULATED USING WEIGHTED AVERAGE SHARES.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777